EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

October 25, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Floating-Rate Advantage Fund (the “Fund”)
Post-Effective Amendment No. 130 (1933 Act File No. 02-90946)
Amendment No. 133 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits. The Fund is a “feeder” fund that invests in a “master” fund.

     The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant. The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 128 filed with the Securities and Exchange Commission (the “Commission”) on August 10, 2007 (Accession No. 0000940394-07-000956) pursuant to Rule 485(a) under the 1933 Act (“PEA No. 128”).

     The Amendment is filed for the purpose of bringing certain information up to date and in conjunction therewith contains other non-material changes. In addition, the Amendment incorporates responses to comments made by Mr. Vincent J. DiStefano with respect to PEA No. 128 to Francine J. Rosenberger, Esq. of Kirkpatrick & Lockhart Preston Gates Ellis LLP. Mr. DiStefano’s comments and the responses thereto are as follows:

Comments on the Rule 485(a) Filing

1.	COMMENT: In the section titled “Fees and Expenses of the Fund” with respect to the table showing annual fund operating expenses, you note that the expenses in this table are lower than the expenses showing in the Registrant’s Form N-14 filing relating to the
Fund. You requested that the Trust harmonize the tables and explain supplementally the differences.

Securities and Exchange Commission October 25, 2007 Page 2

RESPONSE: The fee and expense information in the Fund’s prospectus has been conformed to the fee and expense information in the Prospectus/Proxy Statement filed in the Registrant’s filing on Form N-14 on October 5, 2007 (Accession No. 0000898432-07-
000885). The difference in the expense information in the two documents resulted from a reduction in the Fund’s assumed level of leverage between August 10, 2007 (when PEA
No. 128 was filed) and August 17, 2007 (when Registrant’s initial Form N-14 was filed with respect to the Fund).

2.	COMMENT: In the section titled “Fees and Expenses of the Fund” with respect to the table showing annual fund operating expenses, you request that the Registrant move the footnotes included between the fee table and the expense table. In addition, you request that the Trust confirm that the management fees are to be estimated.

RESPONSE: The footnote between the fee table and the expense table has not been moved. That footnote relates to information in the fee table and we believe it is appropriate to keep the footnote in close proximity to the fee table. A new footnote has been added to the expense table to indicate that management fees reflect the management fees incurred by the Fund’s predecessor for the six months ended May 31, 2007
(annualized).

3.	COMMENT: In the section titled “Additional Policies and Risks,” you note that it appears that the new fund may invest in emerging market securities and, if so, request that the Trust include risk disclosure regarding such investments.

RESPONSE: The requested disclosure has been added.

4.	COMMENT: In the section titled “Valuing Shares” and “Purchasing Shares,” you note that the disclosure is inconsistent as to whom a shareholder should remit a purchase order and request that the Trust harmonize this disclosure.

RESPONSE: The disclosure under “Valuing Shares” has been clarified to be consistent with the disclosure under “Purchasing Shares”.

5.	COMMENT: As explained in the Form N-14 relating to the Fund, certain funds (the
“Acquired Funds”) will be reorganized into the Fund, with the shareholders of each
Acquired Fund receiving shares of the Class of the Fund that is most similar to such
Acquired Fund. In PEA No. 128, each Class of the Fund assumed the performance of its corresponding Acquired Fund. Explain the basis for such assumption.

RESPONSE: In response to comments from the staff, Registrant revised the performance information for the Fund to link to the accounting survivor of the reorganization of the Acquired Funds into the Fund, Eaton Vance Prime Rate Reserves.

Securities and Exchange Commission October 25, 2007 Page 3

     The Registrant incorporates by reference the financial information for Eaton Vance Prime Rate Reserves and Senior Debt Portfolio contained in the semiannual report for the period ended May 31, 2007 filed with the Commission on July 30, 2007 (Accession No. 0001104659-07-057184) and the financial information contained in the annual report for the fiscal year ended November 30, 2006 filed in Form N-CSR with the Commission on February 8, 2007 (Accession No. 0001104659-07-008379).

     The Amendment is filed pursuant to Rule 485(b) and will be effective October 26, 2007. Pursuant to Rule 485(b)(4), counsel’s representation letter dated October 25, 2007 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the office of the Registrant.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8305 or fax (617) 598-0432.

Very truly yours,

/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Vice President